UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Equity Portfolio
Investment Portfolio as of July 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Shares                Value ($)
                                                                                    ----------------------------------------


Common Stocks 100.4%
Australia 2.0%
Australia & New Zealand Banking Group Ltd.                                                  186,263               3,014,662
Macquarie Airports                                                                        1,160,000               2,927,489
                                                                                                               ------------
(Cost $5,241,243)                                                                                                 5,942,151

Austria 1.3%
Wienerberger AG                                                                              79,489               3,686,149
(Cost $2,652,613)                                                                                              ------------

Brazil 1.5%
Companhia Vale do Rio Doce (ADR)                                                             72,684               2,366,591
Petroleo Brasileiro SA (ADR)                                                                 38,400               2,018,688
                                                                                                               ------------
(Cost $1,977,358)                                                                                                 4,385,279

Finland 2.1%
Nokia Oyj                                                                                   157,504               2,512,009
Nokian Renkaat Oyj                                                                          179,430               3,637,672
                                                                                                               ------------
(Cost $6,376,454)                                                                                                 6,149,681

France 5.9%
Axa                                                                                         130,600               3,556,321
BNP Paribas SA                                                                               58,060               4,187,070
Total SA                                                                                     39,092               9,771,437
                                                                                                               ------------
(Cost $11,018,457)                                                                                               17,514,828

Germany 11.3%
Adidas-Salomon AG                                                                            20,100               3,632,498
BASF AG                                                                                      49,330               3,495,736
Bayer AG                                                                                     86,650               3,091,067
Continental AG                                                                               34,880               2,700,809
Deutsche Post AG                                                                            124,300               3,079,108
E.ON AG                                                                                      68,289               6,322,144
Fresenius Medical Care AG (b)                                                                27,980               2,442,394
Hypo Real Estate Holdings AG                                                                110,900               4,503,719
Metro AG                                                                                     44,488               2,231,512
Siemens AG                                                                                   26,078               2,009,119
                                                                                                               ------------
(Cost $26,670,434)                                                                                               33,508,106

Greece 2.7%
Alpha Bank AE                                                                                91,095               2,537,839
Hellenic Telecommunications Organization SA                                                 150,200               3,061,652
OPAP SA                                                                                      72,700               2,365,968
                                                                                                               ------------
(Cost $5,688,802)                                                                                                 7,965,459

Hong Kong 1.8%
Esprit Holdings Ltd.                                                                        695,517               5,165,275
(Cost $2,732,739)                                                                                              ------------

Hungary 0.8%
OTP Bank Rt                                                                                  59,711               2,240,907
(Cost $590,575)                                                                                                ------------

India 1.3%
ICICI Bank Ltd.                                                                             318,200               3,908,682
(Cost $2,454,436)                                                                                              ------------

Indonesia 1.2%
PT Telekomunikasi Indonesia (ADR) (b)                                                       158,200               3,659,166
(Cost $3,376,508)                                                                                              ------------

Ireland 3.1%
Anglo Irish Bank Corp. PLC                                                                  236,420               3,181,724
CRH PLC                                                                                     101,130               2,884,684
Grafton Group PLC (Units)*                                                                  268,700               3,047,888
                                                                                                               ------------
(Cost $8,663,008)                                                                                                 9,114,296

Italy 5.6%
Banca Intesa SpA                                                                          1,055,670               5,122,026
Capitalia SpA                                                                               572,500               3,322,445
Enel SpA                                                                                    286,066               2,447,711
Eni SpA                                                                                     203,674               5,775,868
                                                                                                               ------------
(Cost $11,938,033)                                                                                               16,668,050

Japan 18.3%
Aiful Corp.                                                                                  31,600               2,278,352
Astellas Pharma, Inc.                                                                        93,100               3,023,391
Canon, Inc.                                                                                 108,600               5,340,505
Credit Saison Co., Ltd.                                                                      46,300               1,537,268
Dai Nippon Printing Co., Ltd.                                                               104,083               1,628,747
Daito Trust Construction Co., Ltd.                                                           55,100               2,033,580
Hoya Corp.                                                                                   30,100               3,709,491
Mitsubishi Corp.                                                                            391,200               5,585,702
Mitsui Fudosan Co., Ltd.                                                                    199,000               2,255,003
Mizuho Financial Group, Inc.                                                                  1,046               4,689,155
Nippon Steel Corp.                                                                        1,402,564               3,523,836
Nissan Motor Co., Ltd.                                                                      340,753               3,538,204
Sega Sammy Holdings, Inc.                                                                    76,200               4,708,756
Sharp Corp.                                                                                 115,000               1,738,688
Takefuji Corp.                                                                               36,600               2,369,452
Toyota Motor Corp.                                                                          164,700               6,241,293
                                                                                                               ------------
(Cost $38,653,295)                                                                                               54,201,423

Korea 1.4%
Samsung Electronics Co., Ltd.                                                                 7,499               4,108,634
(Cost $1,969,713)                                                                                              ------------

Netherlands 2.3%
ING Groep NV                                                                                136,799               4,132,125
Stork NV                                                                                     57,400               2,711,362
                                                                                                               ------------
(Cost $4,727,262)                                                                                                 6,843,487

Norway 1.1%
Statoil ASA (b)                                                                             147,263               3,178,874
(Cost $1,834,287)                                                                                              ------------

Russia 1.3%
AFK Sistema "S" (GDR)*                                                                       94,062               1,666,779
OAO Gazprom "S" (ADR) (Registered)                                                           57,300               2,284,762
                                                                                                               ------------
(Cost $3,662,993)                                                                                                 3,951,541

Spain 3.0%
ACS, Actividades de Construccion y Servicios SA                                             118,500               3,419,671
Telefonica SA                                                                               329,034               5,527,609
                                                                                                               ------------
(Cost $5,697,622)                                                                                                 8,947,280

Sweden 3.1%
ForeningsSparbanken AB (Swedbank)                                                           127,100               3,007,054
SKF AB "B"                                                                                  200,670               2,364,214
Telefonaktiebolaget LM Ericsson "B"                                                       1,144,762               3,935,426
                                                                                                               ------------
(Cost $6,107,897)                                                                                                 9,306,694

Switzerland 9.0%
Baloise Holding AG "R"                                                                       41,100               2,141,299
Nestle SA (Registered)                                                                       29,925               8,200,920
Novartis AG (Registered)                                                                     77,432               3,761,389
Roche Holding AG (Genusschein)                                                               44,640               6,060,611
UBS AG (Registered)                                                                          80,073               6,567,584
                                                                                                               ------------
(Cost $17,572,831)                                                                                               26,731,803

Taiwan 0.6%
Hon Hai Precision Industry Co., Ltd.                                                        326,350               1,829,999
(Cost $1,275,405)                                                                                              ------------

United Kingdom 19.7%
AstraZeneca PLC                                                                              54,221               2,452,983
BAA PLC                                                                                     232,744               2,464,226
BHP Billiton PLC                                                                            363,591               5,196,892
Hammerson PLC                                                                               187,600               2,818,576
Hilton Group PLC                                                                            332,500               1,690,453
HSBC Holdings PLC                                                                           376,094               6,094,549
Imperial Tobacco Group PLC                                                                  197,070               5,056,433
MFI Furniture Group PLC                                                                     704,700               1,432,516
National Grid Transco PLC                                                                   319,116               2,931,444
Prudential PLC                                                                              253,705               2,384,732
Reckitt Benckiser PLC                                                                        93,900               2,815,482
Royal Bank of Scotland Group PLC                                                            231,618               6,881,911
Royal Dutch Shell PLC "B"                                                                   217,968               6,918,595
Vodafone Group PLC                                                                        2,140,707               5,500,924
Woolworths Group PLC                                                                      2,192,407               1,404,029
WPP Group PLC                                                                               227,960               2,410,700
                                                                                                               ------------
(Cost $44,580,972)                                                                                               58,454,445


Total Common Stocks (Cost $215,462,937)                                                                         297,462,209
                                                                                                               ------------
Securities Lending Collateral 2.1%
United States
Scudder Daily Assets Fund Institutional, 3.34% (a)(c)
(Cost $6,365,390)                                                                         6,365,390               6,365,390
                                                                                                               ------------

                                                                                            % of
                                                                                         Net Assets                Value ($)
                                                                                         ----------                ---------

Total Investment Portfolio  (Cost $221,828,327)                                               102.5             303,827,599
Other Assets and Liabilities, Net                                                              -2.5              -7,424,674
                                                                                                               ------------
Net Assets                                                                                    100.0             296,402,925
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2005 amounted to $6,230,514, which is 2.1% of net assets.

(c) Represents collateral held in connection with securities lending.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

At July 31, 2005, the Scudder International Equity Portfolio had the following sector diversification:

                                                                       As a % of
Sector                                          Value ($)          Common Stocks
--------------------------------------------------------------------------------
Financials                                    85,659,944                    28.8
Consumer Discretionary                        45,946,263                    15.4
Energy                                        29,948,224                    10.1
Industrials                                   26,617,663                     8.9
Materials                                     22,923,020                     7.7
Health Care                                   21,450,259                     7.2
Telecommunication Services                    19,416,130                     6.5
Information Technology                        17,726,573                     6.0
Consumer Staples                              16,072,834                     5.4
Utilities                                     11,701,299                     3.9
Total Common Stocks                          297,462,209                   100.0

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Equity Fund, a
                                    series of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder International Equity Fund, a
                                    series of Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005